Cover	Dec. 31, 2023	Jun. 14, 2023
Cover [Abstract]
Document Type		8-K
Document Period End Date		Jun. 14, 2023
Entity Registrant Name		ABSCI CORP
Entity Incorporation, State		DE
Entity File Number		001-40646
Entity Tax Identification Number		85-3383487
Entity Address, Street		18105 SE Mill Plain Blvd
Entity Address, City		Vancouver
Entity Address, State		WA
Entity Address, Postal Zip Code		98683
City Area Code		360
Local Phone Number		949-1041
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of each class		Common Stock, $0.0001 par value per share
Trading Symbol(s)		ABSI
Name of each exchange on which registered		NASDAQ
Entity Emerging Growth Company		true
Entity Ex Transition Period		false
Entity Central Index Key		0001672688
Amendment Flag		false
Current Fiscal Year End Date	--12-31